Note 12 - Investments in Non-consolidated Companies - Summary of Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Non-current assets	$ 9,172,384	$ 8,787,107
Current assets	5,670,607	5,464,192
Total assets	14,842,991	14,251,299	$ 14,398,218
Non-current liabilities	876,162	657,444
Current liabilities	1,780,457	1,718,363
Total liabilities	2,656,619	2,375,807
Non-controlling interests	197,414	92,610
Revenues	7,294,055	7,658,588	5,288,504
Gross profit	2,186,560	2,379,288	1,603,447
Net income for the year attributable to owners of the parent	742,686	876,063	544,737
Total comprehensive income for the year, net of tax, attributable to owners of the parent	690,095	776,713	$ 683,531
Ternium S.A. [member]
Statement Line Items [Line Items]
Non-current assets	8,757,320	8,121,824
Current assets	4,178,213	4,426,038
Total assets	12,935,533	12,547,862
Non-current liabilities	3,452,535	3,236,756
Current liabilities	1,768,125	1,826,530
Total liabilities	5,220,660	5,063,286
Non-controlling interests	1,103,208	1,091,321
Revenues	10,192,818	11,454,807
Gross profit	1,740,378	2,971,479
Net income for the year attributable to owners of the parent	564,269	1,506,647
Total comprehensive income for the year, net of tax, attributable to owners of the parent	445,473	1,176,964
Usiminas [member]
Statement Line Items [Line Items]
Non-current assets	4,335,662	4,696,896
Current assets	2,198,449	2,148,322
Total assets	6,534,111	6,845,218
Non-current liabilities	1,955,395	1,933,207
Current liabilities	716,930	860,862
Total liabilities	2,672,325	2,794,069
Non-controlling interests	377,667	369,333
Revenues	3,790,206	3,766,241
Gross profit	478,141	612,156
Net income for the year attributable to owners of the parent	$ 52,779	$ 194,381